Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 12,417	$ 1,205
Restricted deposits	322	317
Trade receivables (net of allowance for doubtful accounts of $14 at December 31, 2017 and 2016)	7,286	5,006
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 3)	995	1,096
Other accounts receivable and prepaid expenses (Note 4)	330	349
Inventories, net (Note 5)	7,910	7,102
Current assets related to discontinued operations	2,468	2,254
Total current assets	31,728	17,329
LONG-TERM ASSETS:
Long-term receivables and other deposits (Note 6)	68	742
Property, plant and equipment, net (Note 7)	3,915	2,650
Long-term assets related to discontinued operations	319	266
Total long-term assets	4,302	3,658
Total assets	36,030	20,987
CURRENT LIABILITIES:
Bank credit (Note 8)		575
Trade payables	2,904	2,557
Other accounts payable and accrued expenses (Note 9)	2,814	1,987
Advances from customers, net	41	839
Current liabilities related to discontinued operations	328	265
Total current liabilities	6,087	6,223
LONG-TERM LIABILITIES:
Convertible loan from shareholders, net (Note 8)		3,072
Accrued severance pay and other long term liability	758	663
Total long-term liabilities	758	3,735
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
EQUITY:
Ordinary shares of NIS 0.03 par value - Authorized: 37,500,000 at December 31, 2017 and at December 31, 2016; Issued and outstanding: 31,392,040 and 21,246,502 at December 31, 2017 and at December 31, 2016 respectively.	335	250
Additional paid-in capital	104,923	89,407
Accumulated other comprehensive income	392	222
Accumulated deficit	(77,124)	(79,363)
Total RADA Electronic Industries shareholders' equity	28,526	10,516
Non-controlling interest	659	513
Total equity	29,185	11,029
Total liabilities and equity	$ 36,030	$ 20,987